World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	133,919,369.31	13,298
Yield Supplement Overcollateralization Amount at 10/31/15	1,153,389.74	0
Receivables Balance at 10/31/15	135,072,759.05	13,298
Principal Payments	7,325,142.75	223
Defaulted Receivables	132,925.00	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	1,035,425.72	0
Pool Balance at 11/30/15	126,579,265.58	13,064

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	17.86%

Prepayment ABS Speed	1.15%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	4.57%
Weighted Average Remaining Term	28.13

Delinquent Receivables:
Past Due 31-60 days	2,552,417.83	190
Past Due 61-90 days	920,611.89	64
Past Due 91 - 120 days	148,678.03	15
Past Due 121 + days	0.00	0
Total	3,621,707.75	269

Total 31+ Delinquent as % Ending Pool Balance	2.86%

Recoveries	113,817.47

Aggregate Net Losses/(Gains) - November 2015	19,107.53
Current Net Loss Ratio (Annualized)	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.25%

Flow of Funds	$ Amount

Collections	7,864,363.91
Advances	430.46
Investment Earnings on Cash Accounts	1,124.80
Servicing Fee	(112,560.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,753,358.54

Distributions of Available Funds
(1) Class A Interest	75,148.04
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	344,122.28
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	325,438.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,753,358.54

Servicing Fee	112,560.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 11/16/15	126,923,387.86
Principal Paid	7,340,103.73
Note Balance @ 12/15/15	119,583,284.13

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-3
Note Balance @ 11/16/15	5,066,387.86
Principal Paid	5,066,387.86
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-4
Note Balance @ 11/16/15	107,515,000.00
Principal Paid	2,273,715.87
Note Balance @ 12/15/15	105,241,284.13
Note Factor @ 12/15/15	97.8852106%

Class B
Note Balance @ 11/16/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	14,342,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	87,816.81
Total Principal Paid	7,340,103.73
Total Paid	7,427,920.54

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	2,575.41
Principal Paid	5,066,387.86
Total Paid to A-3 Holders	5,068,963.27

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	2,273,715.87
Total Paid to A-4 Holders	2,346,288.50

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1284140
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7333898
Total Distribution Amount	10.8618038

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0146330
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.7862947
Total A-3 Distribution Amount	28.8009277

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	21.1478944
Total A-4 Distribution Amount	21.8228944

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	46.88
Noteholders' Principal Distributable Amount	953.12

Account Balances	$ Amount

Advances
Balance as of 10/31/15	30,421.50
Balance as of 11/30/15	30,851.96
Change	430.46

Reserve Account
Balance as of 11/16/15	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36